Aristotle/Saul Global Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Austria - 1.7%
Erste Group Bank AG	9,300	$574,729

Canada - 6.3%
Brookfield Corp.	15,623	897,960
Cameco Corp.	23,600	1,213,451
		2,111,411

France - 5.8%
Cie Generale des Etablissements Michelin SCA	19,000	625,861
LVMH Moet Hennessy Louis Vuitton SE	800	526,627
TotalEnergies SE	14,400	796,080
		1,948,568

Germany - 8.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,100	1,059,582
Nemetschek SE	8,000	775,645
Rational AG	700	597,479
Symrise AG	3,900	414,687
		2,847,393

Hong Kong - 1.4%
AIA Group Ltd.	67,000	485,679

Ireland - 3.1%
Jazz Pharmaceuticals PLC (b)	4,600	566,490
Medtronic PLC	6,200	495,256
		1,061,746

Japan - 15.7%
FANUC Corp.	17,000	451,079
Mitsubishi UFJ Financial Group, Inc.	46,400	544,373
MonotaRO Co. Ltd.	57,600	978,151
NIDEC CORP	13,400	243,141
Otsuka Holdings Co. Ltd.	15,500	847,183
Pan Pacific International Holdings Corp.	18,500	507,458
Sony Group Corp.	42,600	912,132
Tokyo Century Corp.	79,100	805,856
		5,289,373

Netherlands - 1.0%
Heineken NV	4,800	341,582

Singapore - 2.8%
DBS Group Holdings Ltd.	29,020	929,048

Sweden - 1.5%
Assa Abloy AB - Class B	16,700	493,279

Switzerland - 3.6%
Alcon AG	8,800	745,656
DSM-Firmenich AG	4,500	455,505
		1,201,161

United Kingdom - 3.1%
GSK PLC	29,400	495,588
Rentokil Initial PLC	107,400	538,889
		1,034,477

United States - 42.3%(c)
Adobe, Inc. (b)	1,670	742,616
Amgen, Inc.	3,000	781,920
Coca-Cola Co.	10,500	653,730
Danaher Corp.	2,900	665,695
Dolby Laboratories, Inc. - Class A	7,500	585,750
FirstCash Holdings, Inc.	7,700	797,720
FMC Corp.	6,500	315,965
General Dynamics Corp.	2,500	658,725
Honeywell International, Inc.	2,600	587,314
Lennar Corp. - Class A	10,400	1,418,248
Martin Marietta Materials, Inc.	2,200	1,136,300
Microchip Technology, Inc.	11,600	665,260
Microsoft Corp.	3,800	1,601,700
Norwegian Cruise Line Holdings Ltd. (b)	20,500	527,465
Oshkosh Corp.	7,100	674,997
PayPal Holdings, Inc. (b)	4,000	341,400
Procter & Gamble Co.	3,600	603,540
QUALCOMM, Inc.	4,700	722,014
RPM International, Inc.	6,500	799,890
		14,280,249
TOTAL COMMON STOCKS (Cost $21,978,702)		32,598,695

PREFERRED STOCKS - 1.6%	Shares	Value
South Korea - 1.6%
Samsung Electronics Co. Ltd.	18,200	546,439
TOTAL PREFERRED STOCKS (Cost $321,182)		546,439

TOTAL INVESTMENTS - 98.3% (Cost $22,299,884)		33,145,134
Other Assets in Excess of Liabilities - 1.7%		570,941
TOTAL NET ASSETS - 100.0%		$33,716,075
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Security considered restricted. The total market value of these securities was $1,059,582 which represented 3.1% of net assets as of December 31, 2024.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Sector Classification as of December 31, 2024
(% of Net Assets)

Financials	$6,436,347	19.1%
Information Technology	5,639,424	16.6
Industrials	5,223,054	15.6
Health Care	4,597,788	13.6
Consumer Discretionary	4,517,791	13.4
Materials	3,122,347	9.3
Energy	2,009,531	6.0
Consumer Staples	1,598,852	4.7
Other Assets in Excess of Liabilities	570,941	1.7
	33,716,075	100.0%